Property, Equipment and Deposits	12 Months Ended
Dec. 31, 2024
Property, Equipment and Deposits [Abstract]
PROPERTY, EQUIPMENT AND DEPOSITS

5 – PROPERTY, EQUIPMENT AND DEPOSITS

Property, equipment and deposits, net consists of the following:

	Dec 31, 2024	Dec 31, 2023
Rental vehicles	26,747,580	30,262,689
Furniture and fixtures	1,290,201	1,175,335
Leasehold improvements	798,889	671,391
Less: Accumulated depreciation	(23,343,499)	(18,583,416)
Total property and equipment, net	5,493,171	13,525,999
Vehicle deposits	--	5,476
Total property, equipment and deposits, net	5,493,171	13,531,475

Depreciation expense relating to property and equipment was US$8,392,637, US$9,946,444 and US$9,018,323 for the years ended December 31, 2024, 2023 and 2022 respectively. During the years ended December 31, 2024, 2023 and 2022 the Group recognized US$ 0, US$547,665 and US$143,527 respectively, in losses related to the disposal of property and equipment.

Rental vehicles amounting to US$ 26,747,580 (December 31, 2023: US$30,262,689) are pledged to PFG in relation to the loan and security agreements with PFG dated January 2021, October 2022 and December 2022.

The following table summarizes the depreciation expenses recorded in the consolidated statement of operations for the years ended at December 31, 2024, 2023 and 2022:

	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022

Cost of revenue	7,957,267	9,347,183	8,456,349
General and administrative expenses	435,370	599,261	561,974
Total depreciation	8,392,637	9,946,444	9,018,323